Cover	May 09, 2023
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 09, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	001-32277
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1615 South 52nd Street
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	602
Local Phone Number	714-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false